Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	$ 103	$ 177	$ 73
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	13,487	14,840	17,494
Realized gains (losses) on derivative hedges	(993)	(2,015)	(4,442)
Actuarial gains (losses) and prior service cost (credit) amortization	(1,207)	(1,833)	(1,618)
Applicable income taxes	(2,181)	(1,066)	(1,648)
Net income (loss)	7,985	4,985	6,946
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(77)	32	(15)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on investment securities available-for-sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	103	177	73
Applicable income taxes	(26)	(45)	(18)
Net income (loss)	77	132	55
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	(36)		7
Applicable income taxes	9		(2)
Net income (loss)	(27)		5
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(14)	(10)	(11)
Applicable income taxes	4	3	3
Net income (loss)	(10)	(7)	(8)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses) and prior service cost (credit) amortization	(157)	(125)	(89)
Applicable income taxes	40	32	22
Net income (loss)	$ (117)	$ (93)	$ (67)